Balance Sheet Details	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Condensed Balance Sheet [Abstract]
Balance Sheet Details
3.	Balance Sheet Details
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	June 30, 2023	December 31, 2022
Tax receivable	$2,231	$1,506
Prepaid R&D costs (1)	1,277	1,476
Prepaid insurance and service contracts	1,089	1,424
Other	981	487

Total	$5,578	$4,893

(1)	Includes $ 76 and $ 14 of prepaid R&D costs due to related parties as of June 30, 2023 and December 31, 2022, respectively.

Property and Equipment, Net
Property and equipment, net, consist of the following (in thousands):

	June 30, 2023	December 31, 2022
Laboratory equipment	$8,064	$7,559
Computers, software and office equipment	523	512
Leasehold improvements	506	467
Office furniture and fixtures	123	123

	9,216	8,661
Accumulated depreciation and amortization	(6,021)	(5,617)

Total	$3,195	$3,044

Depreciation and amortization expense related to property and equipment totaled $0.2 million for each of the three months ended June 30, 2023 and 2022, and $0.4 million for each of the six months ended June 30, 2023 and 2022.
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	June 30, 2023	December 31, 2022
Accrued R&D costs (1)	$3,063	$4,069
Accrued compensation	2,924	3,494
Accrued audit, tax and filing fees	2,189	1,703
Accrued directors and officers insurance premium financing obligation (2)	—	926
Accrued other	1,380	1,122

Total	$9,556	$11,314

(1)	Includes $ 39 and $ 99 of accrued R&D costs due to related parties as of June 30, 2023 and December 31, 2022, respectively.
(2)
Represents the remaining balance due at December 31, 2022 under the Company’s insurance premium financing agreement, which was payable in equal monthly installments through May 2023 and bore interest at approximately
3.4
% per annum.

Accumulated Other Comprehensive Loss
The following table provides a reconciliation of the components of accumulated other comprehensive loss for the three and six months ended June 30, 2023 (in thousands):

	Three Months Ended June 30, 2023			Six Months Ended June 30, 2023
	Foreign Currency Items	Unrealized Gains and Losses on MDS	Total	Foreign Currency Items	Unrealized Gains and Losses on MDS	Total
Balance at beginning of period	$(790)	$(186)	$(976)	$(790)	$(512)	$(1,302)
Changes in comprehensive loss before reclassifications	—	(13)	(13)	—	(39)	(39)
Amounts reclassified from accumulated other comprehensive loss	—	36	36	—	388	388

Total other comprehensive income	—	23	23	—	349	349

Balance at end of period	$(790)	$(163)	$(953)	$(790)	$(163)	$(953)

The following table provides a reconciliation of the components of accumulated other comprehensive loss for the three and six months ended June 30, 2022 (in thousands):

	Three Months Ended June 30, 2022			Six Months Ended June 30, 2022
	Foreign Currency Items	Unrealized Losses on MDS	Total	Foreign Currency Items	Unrealized Losses on MDS	Total
Balance at beginning of period	$(790)	$—	$(790)	$(790)	$—	$(790)
Changes in comprehensive loss before reclassifications	—	(217)	(217)	—	(217)	(217)

Total other comprehensive income	—	(217)	(217)	—	(217)	(217)

Balance at end of period	$(790)	$(217)	$(1,007)	$(790)	$(217)	$(1,007)

3.	Balance Sheet Details
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following as of December 31, (in thousands):

	2022	2021
Tax receivable	$1,506	$104
Prepaid R&D costs	1,476	2,467
Prepaid insurance and service contracts	1,424	1,860
Interest receivable - marketable debt securities	168	—
Other	319	230

Total	$4,893	$4,661

Property and Equipment, Net
Property and equipment, net, consist of the following as of December 31, (in thousands):

	2022	2021
Laboratory equipment	$7,559	$6,851
Computers, software and office equipment	512	489
Leasehold improvements	467	384
Office furniture and fixtures	123	126

	8,661	7,850
Accumulated depreciation and amortization	(5,617)	(4,866)

Total	$3,044	$2,984

Depreciation and amortization expense for property and equipment for the years ended December 31, 2022 and 2021 was $0.8 million and $0.6 million, respectively.

Accrued Liabilities
Accrued liabilities consist of the following as of December 31, (in thousands):

	2022	2021
Accrued R&D costs (1)	$4,069	$9,043
Accrued compensation	3,494	3,664
Accrued audit, tax and filing fees	1,703	556
Accrued directors and officers insurance premium financing obligation (2)	926	—
Accrued other	1,122	862

Total	$11,314	$14,125

(1)	Includes $99 and $250 of accrued R&D costs due to related parties as of December 31, 2022 and 2021, respectively.
(2)
Represents the remaining balance due under the Company’s insurance premium financing agreement, which is payable in equal monthly installments through May 2023 and bears interest at approximately 3.4% per annum.